10. Options	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Options

On October 31, 2011, stock options to purchase 200,000 shares at $0.55 were issued to The Crone Law Group. These options were issued in order to satisfy a penalty for services rendered and payments defrayed. The value of these options was estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 3 years; risk free interest rate of 0.41%; dividend yield of 0% and expected volatility of 289%. These options were valued at $108,420 and charged to professional fees.

Mark Crone elected to convert the options by cashless exercise. Therefore, on February 13, 2013, the Board of Directors also approved the issuance of 90,000 shares of common stock to the Crone Law Group.

On February 20, 2013, the board of directors, consisting at that time of Timothy Hassett, Quentin Ponder and Judson Bibb, granted Judson Bibb an option to purchase 2,000,000 shares of the Company’s common stock, at a purchase price of par value or $0.001 per share. The options expire one year after Mr. Bibb has been terminated without cause. The options can be exercised on a cashless basis.

Also, on February 20, 2013, the Board of Directors, consisting at that time of Timothy Hassett, Quentin Ponder and Judson Bibb, voted to decrease the milestone prices of the five options to purchase one million shares that would be granted to the President, Mr. Banzhaf, assuming the respective milestone prices are achieved. The milestone stock prices were reduced to $2.00, $3.00, $4.00, $4.50 and $5.00 for 20 consecutive trading days each. These milestone stock prices were reduced from $2.00, $3.00, $5.00, $7.50 and $10.00. Once the stock has traded at or above these prices for 20 consecutive trading days, Mr. Banzhaf has the right to exercise an option to purchase 1,000,000 shares of common stock at the closing price on the first day after the stock has traded for 20 consecutive days at or above each milestone stock price. These options expire one year after Mr. Banzhaf has been terminated without cause.

On March 21, 2013, the Company and Judson Bibb signed an agreement rescinding the options granted.

On March 24, 2013, the Company and Theodore Banzhaf signed an agreement rescinding the decrease in the milestone price of the five options to purchase one million shares as well as the cashless exercise thereof awarded to the President.

The following is a summary of the status of all of the Company’s stock option as of December 31, 2013 and changes during the year ended on that date:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Life (Years)
Outstanding at December 31, 2012	200,000	$0.55	1.8
Granted	-	$-	-
Exercised	(200,000)	$0.55	1.68
Cancelled	-	$-	-
Outstanding at December 31, 2013	-	$-	-
Exercisable at December 31, 2013	-	$-	-